UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04704
                                                     ---------

                           Primary Trend Fund, Inc.
                           ------------------------
              (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                    Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (414) 271-2726
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Trend Fund, Inc.
Schedules of Investments
September 30, 2004 (Unaudited)

PORTFOLIOS OF INVESTMENTS
September 30, 2004

--------------------------------------------------------------------------------
                             THE PRIMARY TREND FUND

                                                                  MARKET
  SHARES                                             COST          VALUE
----------                                        ----------    -----------
            COMMON STOCKS             85.7%
    6,000   Abbott Laboratories
            (Pharmaceutical products)              $167,454      $254,160
    9,000   Allstate Corp. (Insurance)              268,976       431,910
   10,000   Anheuser-Busch Companies, Inc.
            (Beverages)                             295,400       499,500
   44,728   Archer-Daniels-Midland Co.
            (Food processing)                       632,603       759,482
   10,000   Barrick Gold Corp. (Mining)             190,108       210,400
    6,998   BP plc (Integrated oil company)         143,640       402,595
   18,000   Bristol-Myers Squibb Co.
            (Pharmaceuticals)                       465,995       426,060
   60,000   Calpine Corp.* (Electric)               269,300       174,000
   25,000   Cendant Corp. (Diversified
            consumer services)                      334,500       540,000
    6,000   Chubb Corp. (Insurance)                 327,730       421,680
   15,000   Darden Restaurants, Inc.
            (Restaurant chains)                     341,367       349,800
   12,000   Dow Chemical Co.
            (Diversified chemicals)                 406,200       542,160
   19,000   Du Pont (E.I.) de Nemours & Co.
            (Diversified chemicals)                 836,026       813,200
    9,000   Eli Lilly & Co. (Pharmaceuticals)       625,315       540,450
   21,000   Ford Motor Co.
            (Automotive manufacturing)              153,510       295,050
   23,000   General Electric Co.
            (Diversified manufacturing)             668,649       772,340
   10,000   General Mills, Inc.
            (Diversified food)                      452,291       449,000
   23,812   Hewlett-Packard Co. (Computers)         401,711       446,475
    6,000   The Home Depot, Inc.
            (Retail-building products)              136,080       235,200
    7,000   Johnson & Johnson (Medical products)    299,250       394,310
   10,000   Mattel, Inc. (Toys)                     190,803       181,300
   15,000   McDonald's Corp. (Restaurant chains)    327,631       420,450
   15,000   Merck & Co., Inc. (Pharmaceuticals)     664,469       495,000
   13,000   Occidental Petroleum Corp.
            (Integrated oil company)                242,127       727,090
    8,000   PartnerRe Ltd. (Insurance)              266,855       437,520
   20,000   Pfizer, Inc. (Pharmaceuticals)          641,992       612,000
   33,000   Schering-Plough Corp.
            (Pharmaceuticals)                       623,040       628,980
    8,000   Schlumberger Ltd.
            (Oil field services)                    316,800       538,480
    5,580   United Technologies Corp.
            (Aerospace)                             231,525       521,060
   10,000   Walt Disney Co.
            (Entertainment and media)               238,800       225,500
                                                 ----------    ----------
              Total Common Stocks                11,160,147    13,745,152
                                                 ----------    ----------

            BONDS AND NOTES            2.5%
            CORPORATE BOND
  400,000   Alabama Power Co.,
            3.125%, due 5/1/08                      395,221       393,743
                                                 ----------    ----------

             Total Bonds and Notes                  395,221       393,743
                                                 ----------    ----------

             Total Long-Term Investments         11,555,368   14,138,895
                                                 ----------    ----------

            SHORT-TERM INVESTMENTS    13.0%

            VARIABLE RATE
            DEMAND NOTES
  654,207   American Family Insurance
            Co., 1.45%                              654,207       654,207
  615,206   US Bank, N.A., 1.59%                    615,206       615,206
  818,171   Wisconsin Corporate Central Credit
            Union, 1.51%                            818,171       818,171
                                                 ----------    ----------
             Total Short-Term Investments         2,087,584     2,087,584
                                                 ----------    ----------

            TOTAL INVESTMENTS        101.2%     $13,642,952   16,226,479
                                                ===========

            Liabilities less
            Other Assets             -1.2%                       (190,865)
                                                              -----------

            NET ASSETS               100.0%                   $16,035,614
                                                              ===========

* Non-income producing


                                See notes to financial statements.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: November 23, 2004
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: November 23, 2004
      ------------------------------------------

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Financial Officer

Date: November 23, 2004
      ------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)